CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
OTHER NON-CURRENT ASSETS:
Vessel, accumulated depreciation	$ 182,346	$ 478,877
Deferred charges, accumulated amortization	$ 0	$ 341,080
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Preferred shares, shares outstanding (in shares)	492,000	492,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	2,400,000	2,400,000
Common shares, shares outstanding (in shares)	2,400,000	2,400,000
Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	480,000	480,000
Preferred shares, shares outstanding (in shares)	480,000	480,000
Preferred shares, dividend rate	9.75%	9.75%
Preferred shares, liquidation preference (in dollars per share)	$ 25	$ 25
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000
Preferred shares, liquidation preference (in dollars per share)	$ 0	$ 0